Right-of-Use Assets and Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use assets and Finance Lease Liabilities [Abstract]
Annual Lease Payments
The annual lease payments under the Synthesea and Chrisea bareboat charter agreements are as follows:

Twelve month periods ending December 31,	Amount
2024	32,471
Total undiscounted lease payments	32,471
Less: Discount based on incremental borrowing rate	(1,051)
Present value of finance lease liabilities	31,420

Finance lease liabilities, current	31,420
Finance lease liabilities, non-current	-
Present value of finance lease liabilities	31,420